FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2009

Check here if Amendment [ ];   Amendment Number:

This Amendment (Check one only):            [ ]  is a restatement
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Hemberger
Title:   Chief Compliance Officer
Phone:   (212) 584-2367

Signature, Place, and Date of Signing:

/s/ Matthew Hemberger        New York, New York         11/2/2009
------------------------     ------------------         ---------
      [Signature]              [City, State]              [Date]

Report Type:   (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         56

Form 13F Information Table Value Total:                   $439,714
                                                         (thousands)


List of Other Included Managers:

                                      NONE

                                                  FAIR MARKET   SHARES OR
                    TITLE OF          CUSIP       VALUE         PRINCIPAL  SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER      CLASS             NUMBER      (000'S)       AMOUNT     PRN   CALL   DISCRETION   MANAGERS   SOLE  SHARED   NONE
--------------      ----------        ---------   -----------   ---------  ---   ----   ----------   --------   ----- -------------
AFFILIATED COMPUTER
 SERVICES           CL A              008190100          8939       165023  SH          SOLE                    165023
ASPECT MED SYS INC  COM               045235108          5162       491618  SH          SOLE                    491618
ATHEROS
  COMMUNICATIONS
  INC               COM               04743P108             3           68  SH   PUT    SOLE                    68
ATHEROS
  COMMUNICATIONS
  INC               COM               04743P108            85          500  SH   PUT    SOLE                    500
ATLAS ENERGY
  RESOURCES LLC     COM               049303100         26961       995965  SH          SOLE                    995965
BJ SVCS CO          COM               055482103         16794       864325  SH          SOLE                    864325
BAKER HUGHES INC    COM               057224107            26          149  SH   CALL   SOLE                    149
BAKER HUGHES INC    COM               057224107             8          200  SH   CALL   SOLE                    200
BAKER HUGHES INC    COM               057224107            20          246  SH   CALL   SOLE                    246
BAKER HUGHES INC    COM               057224107            70          500  SH   CALL   SOLE                    500
BEVERLY NATL CORP   COM               088115100          4195       186423  SH          SOLE                    186423
CF INDS HLDGS INC   COM               125269100         10579       122686  SH          SOLE                    122686
CF INDS HLDGS INC   COM               125269100           172          746  SH   PUT    SOLE                    746
CANDELA CORP        COM               136907102          5337      1617261  SH          SOLE                    1617261
CHARLOTTE RUSSE
  HLDG INC          COM               161048103         11897       679843  SH          SOLE                    679843
COMBIMATRIX
  CORPORATION       COM               20009T105           454        68858  SH          SOLE                    68858
COMBIMATRIX
  CORPORATION       *W EXP 99/99/999  20009T113           195       105841  SH          SOLE                    105841
CURAGEN CORP        COM               23126R101          5174      3519868  SH          SOLE                    3519868
D & E
  COMMUNICATIONS
  INC               COM               232860106         10196       887358  SH          SOLE                    887358
DISNEY WALT CO      COM DISNEY        254687106            46          400  SH   PUT    SOLE                    400
GENTEK INC          COM NEW           37245X203          2201        57866  SH          SOLE                    57866
GOLDLEAF FINANCIAL
  SOLUTIONS         COM NEW           38144H208           722       738616  SH          SOLE                    738616
HI SHEAR
  TECHNOLOGY CORP   COM               42839Y104          3035       159149  SH          SOLE                    159149
INTELLON CORP       COM               45816W504         11895      1677725  SH          SOLE                    1677725
LIBERTY MEDIA CORP
  NEW               INT COM SER A     53071M500         24478       722522  SH          SOLE                    722522
LOGICVISION INC     COM NEW           54140W305           975       946961  SH          SOLE                    946961
MAGELLAN MIDSTREAM
  HLDGS LP          COM LP INTS       55907R108         11053       293954  SH          SOLE                    293954
MARVEL
  ENTERTAINMENT INC COM               57383T103         11127       224239  SH          SOLE                    224239
METAVANTE
  TECHNOLOGIES INC  COM               591407101         20246       587190  SH          SOLE                    587190
METRO BANCORP
  INC PA            COM               59161R101           303        24892  SH          SOLE                    24892
NATCO GROUP INC     CL A              63227W203         17386       392649  SH          SOLE                    392649
NATCO GROUP INC     CL A              63227W203            35          996  SH   PUT    SOLE                    996
NYFIX INC           COM               670712108          2218      1344313  SH          SOLE                    1344313
ODYSSEY RE HLDGS
  CORP              COM               67612W108         15953       246157  SH          SOLE                    246157
OIL SVC HOLDRS TR   DEPOSITORY RCPT   678002106           139          348  SH   PUT    SOLE                    348
OMNITURE INC        COM               68212S109         15763       735223  SH          SOLE                    735223
ON2 TECHNOLOGIES
  INC               COM               68338A107           605      1026059  SH          SOLE                    1026059
OSG AMER L P        COM UNIT LPI      671028108          2981       293652  SH          SOLE                    293652
PARALLEL PETE CORP
  DEL               COM               699157103          1804       569253  SH          SOLE                    569253
PEPSIAMERICAS INC   COM               71343P200         16410       574566  SH          SOLE                    574566
PEPSI BOTTLING
  GROUP INC         COM               713409100         18707       513364  SH          SOLE                    513364
PEROT SYS CORP      CL A              714265105         12067       314070  SH          SOLE                    314070
POMEROY IT
  SOLUTIONS INC     COM               745867101           354        54868  SH          SOLE                    54868
REPUBLIC FIRST
  BANCORP INC       COM               760416107           977       215109  SH          SOLE                    215109
SPSS INC            COM               78462K102         16695       334230  SH          SOLE                    334230
SCHERING PLOUGH
  CORP              COM               806605101         20390       469508  SH          SOLE                    469508
SEPRACOR INC        COM               817315104         21021       982011  SH          SOLE                    982011
SPECIALTY
  UNDERWRITERS
  ALLIA             COM               84751T309          6481       982011  SH          SOLE                      982011
SPRINT NEXTEL CORP  COM SER 1         852061100            67         1413  SH   PUT    SOLE                      1413
SPRINT NEXTEL CORP  COM SER 1         852061100           153         2262  SH   PUT    SOLE                      2262
SUNAIR SERVICES
  CORP              COM               867017105          1342       499022  SH          SOLE                    499022
TEPPCO PARTNERS LP  UT LTD PARTNER    872384102         20564       592288  SH          SOLE                    592288
TWEEN BRANDS INC    COM               901166108         11645      1388016  SH          SOLE                    1388016
VARIAN MED SYS INC  COM               922206107         10862       212728  SH          SOLE                    212728
VIRGIN MOBILE USA
  INC               CL A              97269R108         11959      2391757  SH          SOLE                    2391757
WYETH               COM               983024100         20788       427923  SH          SOLE                    427923